16. TAX INSTALLMENTS PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2018
Tax Installments Programs Tables Abstract
Taxes in installments
			Consolidated
	Current			Non-current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Federal REFIS Law 11.941/09	12,100	12,552	18,895	20,083
Federal REFIS Law 12.865/13	6,240	5,984	52,661	56,381
Other taxes in installments	1,839	3,015	2,378	2,778
	20,179	21,551	73,934	79,242